AXS Chesapeake Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of December 31, 2019 (Unaudited)

Principal
Amount		Value
	U.S. TREASURY NOTES — 70.0%
	United States Treasury Note
$11,000,000	1.250%, 1/31/2020	$10,996,546
11,500,000	1.500%, 4/15/2020	11,497,079
600,000	1.500%, 4/15/2020	599,847
1,200,000	2.000%, 7/31/2020	1,202,555
17,000,000	2.000%, 7/31/2020	17,036,193
10,000,000	1.625%, 11/30/2020	9,998,630
7,500,000	2.250%, 2/15/2021	7,551,270
	TOTAL U.S. TREASURY NOTES
	(Cost $58,572,554)	58,882,120

	TOTAL INVESTMENTS - 70.0%
	(Cost $58,572,554)	58,882,120
	Other Assets in Excess of Liabilities - 30.0%	25,287,728
	TOTAL NET ASSETS - 100.0%	$84,169,848

See accompanying Notes to Consolidated Schedule of Investments.

AXS Chesapeake Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

FUTURES CONTRACTS

	Expiration	Number of	Notional	Value at December 31,	Unrealized Appreciation
Long Contracts	Date	Contracts	Value	2019	(Depreciation)
Commodity Futures
CBOT Soybean Oil	March 2020	165	$3,251,106	$3,442,230	$191,124
CBOT Wheat	March 2020	20	552,325	558,750	6,425
CMX Gold	February 2020	25	3,678,800	3,807,750	128,950
CMX Silver	March 2020	27	2,330,830	2,419,335	88,505
CMX Silver	January 2020	142	10,000,835	9,942,840	(57,995)
LME Lead	February 2020	31	1,653,850	1,492,456	(161,394)
LME Primary Nickel	February 2020	16	1,564,320	1,344,000	(220,320)
NYBOT Cocoa	March 2020	113	2,866,370	2,870,200	3,830
NYBOT Coffee 'C'	March 2020	54	2,599,706	2,626,425	26,719
NYMEX NY Harbor ULSD	February 2020	38	3,285,362	3,228,389	(56,973)
NYMEX Palladium	March 2020	18	3,133,130	3,436,740	303,610
NYMEX Platinum	April 2020	48	2,261,040	2,346,720	85,680
NYMEX RBOB Gasoline	February 2020	7	504,181	497,007	(7,174)
NYMEX WTI Crude Oil	February 2020	17	1,054,340	1,038,020	(16,320)

Currency Futures
Canadian Dollar	March 2020	36	2,721,460	2,775,060	53,600
CME British Pound	March 2020	77	6,460,156	6,396,775	(63,381)
CME Mexican Peso	March 2020	375	9,487,500	9,823,125	335,625
Israeli New Shekel	March 2020	82	23,821,000	23,834,120	13,120
Russian Ruble	March 2020	352	13,719,750	14,075,600	355,850
Swedish Krona	March 2020	59	55,721,960	55,639,568	(82,392)
Turkish Lira	March 2020	95	8,048,400	7,837,025	(211,375)

Equity Futures
Coca-Cola Co.	March 2020	815	4,432,427	4,535,475	103,048
McDonald’s Corp.	March 2020	153	2,998,401	3,040,110	41,709
Merck & Co., Inc.	March 2020	640	5,751,437	5,852,800	101,363
Nike, Inc.	March 2020	290	2,829,982	2,954,230	124,248
Oracle Corp.	March 2020	682	3,846,849	3,633,014	(213,835)
Southern Co.	March 2020	730	4,471,608	4,675,650	204,042
Starbucks Corp.	March 2020	279	2,426,728	2,466,360	39,632
Target Corp.	March 2020	146	1,838,571	1,882,086	43,515
Verizon Communications, Inc.	March 2020	452	2,783,977	2,789,744	5,767
Wal-Mart Stores, Inc.	March 2020	319	3,814,110	3,811,731	(2,379)
Wells Fargo & Co.	March 2020	608	3,292,898	3,289,280	(3,618)

Index Futures
CAC 40 10 Euro	January 2020	81	4,753,080	4,845,755	92,675
CME E-mini S&P 500	March 2020	37	5,819,822	5,977,535	157,713
CME NASDAQ 100 E-Mini	March 2020	27	4,552,200	4,726,215	174,015
EUX DAX Index	March 2020	10	3,294,375	3,313,724	19,349
FTSE China A50	January 2020	165	2,353,725	2,377,650	23,925
ICF FTSE 100 Index	March 2020	39	2,805,660	2,963,231	157,571
MSCI Emerging Markets	March 2020	83	4,586,295	4,648,830	62,535
SFE SPI 200 Index	March 2020	53	8,799,325	8,763,992	(35,333)
SGX Nikkei 225	March 2020	40	460,159,999	460,227,553	67,554

Interest Rate Futures
CBOT 10-Year U.S. Treasury Note	March 2020	117	15,176,357	15,025,359	(150,998)
CBOT U.S. Long Bond	March 2020	82	13,056,067	12,784,313	(271,754)
CBOT Ultra Long-Term U.S. Treasury Bond	March 2020	51	9,543,856	9,264,469	(279,387)

AXS Chesapeake Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

FUTURES CONTRACTS - Continued
Long Contracts - Continued	Expiration Date	Number of Contracts	Notional Value	Value at December 31, 2019	Unrealized Appreciation (Depreciation)
Interest Rate Futures - Continued
EUX Euro-BTP Italian Government Bond	March 2020	83	$11,954,490	$11,808,321	$(146,169)
EUX Euro-Bund	March 2020	54	9,352,260	9,188,715	(163,545)
ICF Long Gilt	March 2020	63	8,355,747	8,251,353	(104,394)
MSE Canadian 10 Year Bond	March 2020	114	16,004,786	15,749,075	(255,711)
SFE Australian 10 Year Bond	March 2020	120	17,567,896	17,278,130	(289,766)
Total Long Contracts			795,339,349	795,556,835	217,486

Short Contracts
Commodity Futures
CBOT Corn	March 2020	(89)	(1,663,015)	(1,725,488)	(62,473)
ICE Canola	March 2020	(574)	(5,376,216)	(5,462,749)	(86,533)
LME Lead	February 2020	(9)	(429,374)	(433,294)	(3,920)
LME Primary Aluminum	February 2020	(44)	(1,981,650)	(1,981,100)	550
LME Zinc	February 2020	(7)	(432,250)	(398,606)	33,644
NYBOT Cotton #2	March 2020	(109)	(3,582,775)	(3,763,225)	(180,450)
NYBOT Sugar #11	March 2020	(217)	(2,894,607)	(3,261,597)	(366,990)

Currency Futures
Brazil Real	February 2020	(200)	(4,919,000)	(5,012,000)	(93,000)
CME Australian Dollar	March 2020	(82)	(5,627,660)	(5,771,160)	(143,500)
CME Euro	March 2020	(53)	(7,401,450)	(7,474,325)	(72,875)
CME Japanese Yen	March 2020	(33)	(3,787,575)	(3,813,769)	(26,194)
CME Swiss Franc	March 2020	(62)	(7,904,225)	(8,060,000)	(155,775)
New Zealand Dollar	March 2020	(92)	(6,018,640)	(6,210,000)	(191,360)
South African Rand	March 2020	(46)	(65,341,499)	(65,310,159)	31,340
Total Short Contracts			(117,359,936)	(118,677,472)	(1,317,536)

TOTAL FUTURES CONTRACTS			$677,979,413	$676,879,363	$(1,100,050)

See accompanying Notes to Consolidated Schedule of Investments.

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

Note 1 – Organization

AXS Chesapeake Strategy Fund (“Chesapeake Strategy”) (the ‘‘Fund’’) is organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on November 9, 2019 with Class A shares, Class C shares and Class I shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

(a) Consolidation of Subsidiary

The Fund may invest up to 25% of its total assets in the subsidiary, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The Subsidiary is advised by Ampersand Investment Management LLC (“Ampersand” or the “Sub-Advisor”) and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. The Subsidiary will generally invest in derivatives, including swaps, and other investments intended to serve as margin or collateral for swap positions. The inception date of the Subsidiary was April 19, 2012. As of December 31, 2019, total assets of the Fund were $84,511,135, of which $3,245,243, or approximately 3.8%, represented the Fund’s ownership of the shares of the Subsidiary.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

December 31, 2019 (Unaudited)

(b) Futures Contracts

The Fund may purchase and sell futures contracts to pursue its investment objective, to hedge against market risk, and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities or cash equivalents having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Note 3 – Federal Income Taxes

At December 31, 2019, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$58,572,554
Gross unrealized appreciation	3,472,028
Gross unrealized depreciation	(4,262,512)
Net unrealized depreciation on investments	$(790,484)

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

December 31, 2019 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
U.S. Treasury Notes	$-	$58,882,120	$-	$58,882,120
Total Investments	-	58,882,120	-	58,882,120
Other Financial Instruments**
Futures Contracts	3,077,233	-	-	3,077,233
Total Assets	$3,077,233	$58,882,120	$-	$61,959,353

Liabilities
Other Financial Instruments**
Futures Contracts	$4,177,283	$-	$-	$4,177,283
Total Liabilities	$4,177,283	$-	$-	$4,177,283

*	The Fund did not hold any Level 3 securities at period end.
**	Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.